CHANGES IN SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2018
CHANGES IN SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS
CHANGES IN SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS

4.           CHANGES IN SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS

a)Changes in Significant Accounting Policies

The Company adopted the following new standards and interpretations issued by the IASB or International Financial Reporting Interpretation Committee ("IFRIC") as of January 1, 2018.

IFRS 15 Revenue from Contracts with Customers

On January 1, 2018, the Company adopted IFRS 15 using the modified retrospective approach. IFRS 15 replaces IAS 11 “Construction Contracts”, IAS 18 “Revenue”, IFRIC 13 “Customer Loyalty Programmes”, IFRIC 15 “Agreements for the Construction of Real Estate”, IFRIC 18 “Transfer of Assets from Customers” and SIC 31 “Revenue – Barter Transactions Involving Advertising Services”. Under the modified retrospective approach, the Company recognizes transition adjustments, if any, in retained earnings on the date of initial application (January 1, 2018), without restating the financial statements on a retrospective basis. Accordingly, the comparative information for prior periods have not been restated and the information presented for 2017 reflects the requirements of IAS 18, IAS 11, and the related interpretations.

IFRS 15 contains a single model that applies to contracts with customers and two approaches to recognizing revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much, and when revenue is recognized. Under IFRS 15, revenue is recognized when a customer obtains control of the goods or services. Determining the timing of the transfer of control requires judgment.

The Company’s metal sales includes sales of refined gold and silver and doré, which are generally physically delivered to customers in the period in which they are produced, with their sales price based on prevailing spot market metal prices. The Company reviewed its contracts with customers using the five-step analysis required under IFRS 15. Transfer of control generally occurs when the refined gold and silver and doré has been accepted by the customer. Once the customer has accepted the metals, the significant risks and rewards of ownership have been transferred and the customer is able to direct the use of and obtain substantially all of the remaining benefits from the metals. On transfer of control, revenue and related costs can be measured reliably and it is probable that the economic benefits associated with the transaction will flow to the Company as payment is received on the date of or within a few days of transfer of control.

The Company determined there were no material differences to the amount and timing of revenue recognized under IFRS 15 compared to IAS 18 as the transfer of control under IFRS 15 occurs at the same time the revenue recognition criteria under IAS 18 are satisfied. No adjustment to the Company’s financial statements was therefore recognized on transition to IFRS 15.

The Company manages and reviews its operations by geographical location and managerial structure. For detailed information about reportable segments and disaggregated revenue, see Note 18. All segments principally generate revenue from metal sales.

IFRS 9 Financial Instruments

On January 1, 2018, the Company adopted IFRS 9, which replaced IAS 39 “Financial Instruments: Recognition and Measurement” (“IAS 39”), on a retrospective basis using certain available transitional provisions. In accordance with the transitional provisions, the comparative information for prior periods have not been restated and the information presented for 2017 reflects the requirements of IAS 39 rather than IFRS 9.

The following table summarizes the impact of transition to IFRS 9:

	As at December 31, 2017	IFRS 9 Adjustments	As at January 1, 2018
Accumulated other comprehensive income (loss)	$21.1	$(56.3)	$(35.2)
Accumulated deficit	$(10,580.7)	$56.3	$(10,524.4)

The nature and effect of the changes to IFRS 9 are as follows:

i)	Financial instrument classification and measurement

IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities. The adoption of IFRS 9 did not have a significant effect on the Company’s accounting policies related to financial liabilities and derivative financial instruments (for derivatives that are used as hedging instruments see (iii) below).

IFRS 9 provides a revised model for the classification and measurement of financial assets that eliminates the previous categories of financial assets under IAS 39 of “available-for-sale”, “held-to-maturity”, or “loans and receivables.” Under IFRS 9, on initial recognition, a financial asset is classified as and measured at: amortized cost, FVPL, or FVOCI. The revised model for classifying financial assets results in classification according to their contractual cash flow characteristics and the business models under which they are held.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as FVPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, an irrevocable election is available to measure the investment at FVOCI whereby changes in the investment’s fair value (realized and unrealized) will be recognized permanently in OCI with no reclassification to profit or loss. The election is available on an investment-by-investment basis.

All financial assets not classified as amortized cost or FVOCI are classified as and measured at FVPL. This includes all derivative assets. On initial recognition, a financial asset that otherwise meets the requirements to be measured at amortized cost or FVOCI may be irrevocably designated as FVPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Under IFRS 9, the Company has classified and measured its financial assets as described below:

•	Cash and cash equivalents, restricted cash and short-term investments are classified as and measured at amortized cost. Previously under IAS 39, these assets were classified as FVPL.
•

Trade receivables and certain other assets are classified as and measured at amortized cost. Previously under IAS 39, these assets were classified as loans and receivables and measured at amortized cost.

•

Long-term investments in equity securities, where the Company cannot exert significant influence, are designated as financial assets at FVOCI and are measured at fair value. Previously under IAS 39, the investments were classified as available-for-sale and measured at FVOCI. On transition to IFRS 9, the Company made the irrevocable election available under the standard to designate its long-term investments as FVOCI. As a result, on initial application of IFRS 9, an adjustment to opening accumulated deficit of $56.3 million was recognized with a corresponding adjustment to accumulated other comprehensive income (loss) (“AOCI”).

•	Accounts payable and accrued liabilities and long-term debt are classified as and measured at amortized cost.
•	Derivative assets and liabilities include derivative financial instruments that do not qualify as hedges, or are not designated as hedges, and are classified as FVPL.

The adoption of IFRS 9 did not result in a change in the carrying values of any of the Company’s financial instruments on the transition date.

ii)Impairment of financial assets

IFRS 9 replaced the ‘incurred loss’ model in IAS 39 with an ‘expected credit loss’ (“ECL”) model. The new impairment model applies to financial assets classified as and measured at amortized cost, contract assets and investments in debt instruments measured at FVOCI, but not to investments in equity instruments. Under IFRS 9, credit losses are recognized earlier than under IAS 39. The adoption of the ECL model under IFRS 9 did not have an impact on the carrying values of any of the Company’s financial assets on the transition date.

iii)Hedges

IFRS 9 introduces a reformed approach to hedge accounting. The new general hedge accounting model in IFRS 9 requires an entity to ensure that hedge accounting relationships are aligned with its risk management objectives and strategy to apply a more qualitative and forward-looking approach to assessing hedge effectiveness. The Company has elected to adopt the new model.

All hedging relationships designated under IAS 39 at December 31, 2017 met the criteria for hedge accounting under IFRS 9 at January 1, 2018 and accordingly, were considered continuing hedging relationships at the date of transition.

The Company’s derivative contracts that have been designated as cash flow hedges have been entered into to hedge exposure to exchange rate fluctuations of foreign currency denominated settlement of capital and operating expenditures, to establish prices for future purchases of energy or to hedge exposure to interest rate fluctuations. Under IAS 39, for all cash flow hedges, the amounts accumulated in AOCI were reclassified to earnings in the same period the underlying hedged transaction affected earnings. Under IFRS 9, when a hedged forecast transaction results in the recognition of a non-financial asset, the amounts accumulated in AOCI are reclassified to the carrying amount of the non-financial asset. The adoption of IFRS 9 did not have a material impact on the Company’s financial statements and therefore, an adjustment was not recognized on transition.

IFRIC 22 Foreign Currency Transactions and Advance Consideration

On January 1, 2018, the Company adopted IFRIC 22, which clarifies the date that should be used for translation when a foreign currency transaction involves an advance payment or receipt. The interpretation clarifies that the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income (or part of it) is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of the advance consideration.

The adoption of IFRIC 22 did not have a material impact on the Company’s financial statements and therefore an adjustment was not recognized on transition.

b)Recent Accounting Pronouncements

Leases

In January 2016, the IASB issued IFRS 16 “Leases” (“IFRS 16”), which replaces IAS 17 “Leases”, and is effective for annual periods beginning on or after January 1, 2019, and permits early adoption.

IFRS 16 requires a lessee to recognize assets and liabilities for most leases on its balance sheet, as well as corresponding depreciation and interest expense. The Company will adopt IFRS 16 for the annual period beginning January 1, 2019 using the modified retrospective approach. Under the modified retrospective approach, the Company recognizes transition adjustments, if any, in retained earnings on the date of initial application (January 1, 2019), without restating the financial statements on a retrospective basis.

The Company has assessed the estimated impact of the initial application of IFRS 16 will have on the consolidated financial statements. The Company will recognize additional assets and lease liabilities on its balance sheet on the date of initial application of IFRS 16, and a corresponding increase in depreciation and interest expense in future periods. Cash flow from operating activities will also increase under IFRS 16, as lease payments for most leases will be recorded as cash flows from financing activities in the consolidated statements of cash flows.

The Company will elect not to recognize assets and lease liabilities for short-term leases, that have a lease term of 12 months or less, and leases of low-value assets. Lease payments associated with these leases will be recognized as an expense over the lease term. The Company will elect to apply the practical expedient to account for each lease component and any non-lease components as a single lease component.

Based on information currently available, the Company estimates that it will recognize additional lease liabilities of between $35 and $55 million as at January 1, 2019 for qualifying leases of buildings, land, vehicles and equipment. The nature of expenses related to those leases will change because the Company will recognize a depreciation charge for assets and interest expense on lease liabilities. Previously, the Company recognized an operating lease expense over the term of the lease.